UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form 13F

                            FORM 13F COVER PAGE



         Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment[  ];            Amendment Number: ______
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Broad Run Investment Management, LLC
Address:       1530 Wilson Blvd, Suite 1020
               Arlington, VA 22209


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David S. Rainey
Title:         Managing Member
Phone:         (703) 260-1228


Signature, Place, and Date of Signing:


   /s/ David S. Rainey      Arlington, VA      February 7, 2013
-----------------------  -------------------  --------------------
       [Signature]	   [City, State]            [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                24

Form 13F Information Table Value Total:          $757,023
                                               --------------
                                                (thousands)


List of Other Included Managers:  NONE


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

                                               FORM 13F INFORMATION TABLE

                                                   December 31, 2012



                              TITLE                VALUE    SHRS OR  SH/  PUT/   INVSTMT     OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS   CUSIP     (000S)    PRN MAT  PRN  CALL   DSCRETN     MANGR        SOLE    SHARED  NONE
-------------------------    -------  ----------  ------    -------- --  -----      -------  -----       -------  -----   ---
AMERICAN TOWER CORP NEW         COM    03027X100   79897    1034000	  SH          SOLE              1034000     0     0
AMERICAN WOODMARK CORP          COM    030506109   18922     680160	  SH          SOLE               680160     0     0
AON PLC                         CLA    G0408V102   41978     755000	  SH          SOLE               755000     0     0
BALLY TECHNOLOGIES INC          COM    05874B107   52266    1169000	  SH          SOLE              1169000     0     0
CARMAX INC                      COM    143130102   69077    1840088	  SH          SOLE              1840088     0     0
DIAMOND HILL INV GROUP NEW      COM    25264R207    5697      83945	  SH          SOLE                83945     0     0
DICKS SPORTING GOODS INC        COM    253393102    1365      30000	  SH          SOLE                30000     0     0
ENCORE CAP GROUP INC            COM    292554102   20588     672366	  SH          SOLE               672366     0     0
GOOGLE INC                      CLA    38259P508   40789      57500	  SH          SOLE                57500     0     0
LAMAR ADVERTISING CO            CLA    512815101   24413     630000	  SH          SOLE               630000     0     0
MARKEL CORP                     COM    570535104   59223     136640	  SH          SOLE               136640     0     0
MARLIN BUSINESS SVCS CORP       COM    571157106    9124     454839	  SH          SOLE               454839     0     0
MICROS SYS INC                  COM    594901100   10186     240000	  SH          SOLE               240000     0     0
NEWS CORP                       CLA    65248E104   48168    1886000	  SH          SOLE              1886000     0     0
O REILLY AUTOMOTIVE INC NEW     COM    67103H107   65277     730000	  SH          SOLE               730000     0     0
PENN NATL GAMING INC            COM    707569109   68443    1393670	  SH          SOLE              1393670     0     0
PRICE T ROWE GROUP INC          COM    74144T108    8141     125000	  SH          SOLE               125000     0     0
ROADRUNNER TRNSN SVCS HLDS I    COM    76973Q105   16402     904200	  SH          SOLE               904200     0     0
SCHEIN HENRY INC                COM    806407102   14483     180000	  SH          SOLE               180000     0     0
SCHWAB CHARLES CORP NEW         COM    808513105   28964    2017000	  SH          SOLE              2017000     0     0
SIMPSON MANUFACTURING CO INC    COM    829073105   27872     850000	  SH          SOLE               850000     0     0
UTI WORLDWIDE INC               ORD    G87210103    6700     500000	  SH          SOLE               500000     0     0
WHITE RIVER CAPITAL INC         COM    96445P105    3679     173137	  SH          SOLE               173137     0     0
WORLD FUEL SVCS CORP            COM    981475106   35371     859150	  SH          SOLE               859150     0     0
